Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	41-6009079
Plan number	002
Notes receivable from Participants	$ 9,254,166
Total - Participant Directed Investments	$ 532,384,150
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	10.50%
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 15,569,065
Investment, Identifier [Axis]: Baird Core Plus Bond Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,514,377
Investment, Identifier [Axis]: BlackRock LifePath Index 2030 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	21,956,945
Investment, Identifier [Axis]: BlackRock LifePath Index 2035 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	42,524,970
Investment, Identifier [Axis]: BlackRock LifePath Index 2040 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34,740,910
Investment, Identifier [Axis]: BlackRock LifePath Index 2045 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	40,682,895
Investment, Identifier [Axis]: BlackRock LifePath Index 2050 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	33,728,676
Investment, Identifier [Axis]: BlackRock LifePath Index 2055 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,407,282
Investment, Identifier [Axis]: BlackRock LifePath Index 2060 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,260,662
Investment, Identifier [Axis]: BlackRock LifePath Index 2065 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,313,538
Investment, Identifier [Axis]: BlackRock LifePath Index 2070 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	316,255
Investment, Identifier [Axis]: BlackRock LifePath Index Retirement Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,978,394
Investment, Identifier [Axis]: Canadian Pacific Kansas City Ltd | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,443,603
Investment, Identifier [Axis]: Dodge & Cox Stock Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	23,117,544
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	67,197,894
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,395,926
Investment, Identifier [Axis]: JP Morgan Large Cap Growth | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	67,681,087
Investment, Identifier [Axis]: JPMorgan Small Cap Equity Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,816,156
Investment, Identifier [Axis]: Self-directed brokerage account | Various - Mutual funds and Common stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,881,424
Investment, Identifier [Axis]: Vanguard Group - Federal Money Market | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	28,833,143
Investment, Identifier [Axis]: Vanguard Total International ST Index | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 11,769,238